TRADE RECEIVABLES - Narrative (Details)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Average credit period on sales (in days)	65 days
Percent past due over 120 days recognized an allowance	100.00%
Period of receivables to be considered past due (in days)	120 days